Leases: Right-of-use assets and lease obligations - Summary of Right-of-use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation Of Right-of-use Assets [Roll Forward]
Balance at the beginning	$ 10,164
Depreciation expense	2,564	$ 2,870
Balance at the end	7,215	10,164
Present value of leases
Reconciliation Of Right-of-use Assets [Roll Forward]
Balance at the beginning	19,757	22,182
Additions	93	814
Disposal of VoIP Supply LLC	(1,149)
Terminations	4,504	3,239
Balance at the end	14,197	19,757
Accumulated depreciation and repayments
Reconciliation Of Right-of-use Assets [Roll Forward]
Balance at the beginning	(9,593)	(9,030)
Disposal of VoIP Supply LLC	(1,103)
Depreciation expense	2,564	2,870
Terminations	(4,072)	(2,307)
Balance at the end	$ (6,982)	$ (9,593)